Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted earnings per share	[1]	$ (0.08)	$ 0.19	$ 0.03
Weighted average number of common shares outstanding - diluted	[1]	12,000,000	12,000,000	12,000,000

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).